Consolidated Statement of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Revenue from Related Parties	$ 46,050	$ 54,798	$ 154,464	$ 154,464	$ 170,588	$ 811,197	$ 0
Selling, general and administrative expenses to related parties	$ 31,578	$ 30,659	$ 62,791	$ 60,986	$ 121,309	$ 127,835	$ 344,736